COMMITMENTS AND CONTINGENCIES - Legal Proceeding (Details)										12 Months Ended
	Mar. 24, 2023	Feb. 27, 2023 USD ($)	Feb. 27, 2023 CNY (¥)	Jan. 09, 2023 USD ($)	Jan. 09, 2023 CNY (¥)	Dec. 23, 2022 CNY (¥)	Jul. 15, 2022	Mar. 18, 2022 USD ($)	Mar. 18, 2022 CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Feb. 17, 2022 USD ($)	Feb. 17, 2022 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Percentage of decrease in real estate agent income										89.71%	28.55%
Company received the payment		$ 819,138	¥ 5,954,151
Litigation amount claimed				$ 257,597	¥ 1,872,419
Liquidated damages and interest						¥ 5,157,182
Number of days within which the claim amount is to be paid by the other party	10 days					5 days	5 days
Civil complaint alleging unpaid service fee and breach of contract against Tianfang (Suzhou) Real Estate Co., Ltd
COMMITMENTS AND CONTINGENCIES
Unpaid base fee amount claimed												$ 40,136	¥ 291,742.17
Per day breaching late fee claimed												0.10%	0.10%
Civil complaint alleging breach of contract and unpaid service fee against Chengdu TEDA New City
COMMITMENTS AND CONTINGENCIES
Litigation amount claimed								$ 740,251	¥ 5,380,734